UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Wealth Management, LLC
Address: 520 Madison Avenue, 26th Floor
         New York, New York 10022


Form 13F File Number: 28-13688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Moran
Title: General Counsel
Phone: 212-396-5910

Signature, Place, and Date of Signing:

/s/Kevin Moran        New York, New York           05/13/2011
--------------------  ---------------------------  ----------
Name                  Place                        Date

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
-------------------    ----------------------------------
028-12765              Tiedemann Trust Company
028-10562              AllianceBernstein, L.P.


PAGE>
                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   1

     Form 13F Information Table Entry Total:             26

     Form 13F Information Table Value Total:   $     15,101
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Buckeye Partners LP                     UNIT LTD PTN  118230101      338    5288   SH      Defined         1     5288
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108      227    7889   SH      Defined         1     7889
Claymore/AlphaShares China Small Cap    GUGG CHN SML  18383Q853      323   11250   SH      Defined         1    11250
El Paso Pipeline Partners L P           COM UNIT LPI  283702108      441   12255   SH      Defined         1    12255
Enbridge Energy Partners, L.P.          COM           29250R106      252    3909   SH      Defined         1     3909
Energy Transfer Equity L P Common Unit  COM UT LTD P  29273V100       96    2188   SH      Defined         1     2188
Enterprise Products Partners LP         COM           293792107      482   11265   SH      Defined         1    11265
Ev Energy Partners, LP                  COM UNITS     26926V107       97    1900   SH      Defined         1     1900
iShares Dow Jones US Technology         DJ US TECH SC 464287721      491    7400   SH      Defined         1     7400
Magellan Midstream Partners LP          COM UNIT LP   559080106      335    5670   SH      Defined         1     5670
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     1004   18195   SH      Defined         1    18195
Market Vectors Gold Miners ETF          GOLD MNR ETF  57060U100      619   10400   SH      Defined         1    10400
Nustar Energy L.P.                      UNIT COM      67058H102      239    3525   SH      Defined         1     3525
Oneok Partners LP                       UNIT LTD PTN  68268N103      252    3070   SH      Defined         1     3070
Pioneer Southwest Energy LP             UNIT LP INT   72388B106      201    6035   SH      Defined         1     6035
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105      267    4210   SH      Defined         1     4210
POWERSHS DB US DOLLAR INDEX             DOL INDX BUL  73936D107      523   24000      CALL Defined         1    24000
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849      208    4700   SH      Defined         1     4700
Select Sector SPDR: Consumer Staples    SBI CNS STPLS 81369Y308     4581  154300   SH      Defined         1   154300
SPDR Gold Trust                         GOLD SHS      78463V107     2423   17400   SH      Defined         1    17400
SPDR S&P 500 ETF TR                     TR TR UNIT    78462F103     1007    4300       PUT Defined         1     4300
Targa Resources Partners LP             COM UNIT      87611X105      176    5065   SH      Defined         1     5065
Vanguard Natural Resources LLC          COM UNIT      92205F106       82    2550   SH      Defined         1     2550
Western Gas Partners L.P.               COM UNT LP IN 958254104      195    5585   SH      Defined         1     5585
Williams Partners Common Unit LP        COM UNT LP    96950F104      186    3595   SH      Defined         1     3595
Wisdomtree Tr Japan Hedged Equity Fund  JP TOTAL DIV  97717W851       54    1500   SH      Defined         1     1500